LEASE LIABILITIES - Movements of carrying amounts of lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
LEASE LIABILITIES.
Additions	€ 161	€ 3,389
Modification	836	(279)
Accretion of interests	123	65
Payments	(790)	(595)
Effect of movement in exchange rates	€ 90	€ 59